Document and Entity Information	Oct. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 5, 2020, First BanCorp (the “Corporation”), the bank holding company of FirstBank Puerto Rico (the “Bank”), filed a Current Report on Form 8-K (the “Initial 8-K”) disclosing that the Board of Directors (the “Board”) of the Corporation and the Bank, had elected Mr. Félix M. Villamil to serve as a director on the Corporation’s and the Bank’s Board effective October 30, 2020. Committee assignments for Mr. Villamil had not been determined as of the filing of the Initial 8-K. On March 31, 2021, effective May 21, 2021, the Board appointed Mr. Villamil as a member of the Corporation’s Audit Committee and Credit Committee
Document Period End Date	Oct. 30, 2020
Entity Registrant Name	FIRST BANCORP /PR/
Entity Incorporation, State or Country Code	PR
Entity File Number	001-14793
Entity Tax Identification Number	66-0561882
Entity Address, Address Line One	1519 Ponce de Leon Ave.
Entity Address, Address Line Two	P.O. Box 9146
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00908-0146
City Area Code	787
Local Phone Number	729-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001057706
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	FBP
Security Exchange Name	NYSE